Other current non-financial assets (Details 4) - INR (₨) ₨ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of other current non-financial assets [Abstract]
Prepayments for purchase of bandwidth	₨ 480	₨ 174
Prepayments - others	674	658
Current prepayments	₨ 1,154	₨ 832